Summary of Exposures to Significant Interest Rate Benchmarks Subject to IBOR Reform (Parenthetical) (Details) $ in Millions	9 Months Ended
Jul. 31, 2022 CAD ($)
Significant interest rate benchmarks subject to interest rate benchmark reform [member]
Disclosure Of Banks Exposure To Financial Instruments Referencing CDOR [Line Items]
Notional amount of derivatives	$ 2,718,888
Non-derivative financial assets	18,137
Non-derivative financial liabilities	$ 29,523
CDOR [member]
Disclosure Of Banks Exposure To Financial Instruments Referencing CDOR [Line Items]
Credit derivative, Maturity date	Jun. 28, 2024
CDOR [member] | Significant interest rate benchmarks subject to interest rate benchmark reform [member]
Disclosure Of Banks Exposure To Financial Instruments Referencing CDOR [Line Items]
Notional amount of derivatives	$ 2,510,492
Non-derivative financial assets	18,137
Non-derivative financial liabilities	29,523
CDOR [member] | Bank Acceptances [member] | Interest Rate Benchmarks Subject to IBOR Reform [member]
Disclosure Of Banks Exposure To Financial Instruments Referencing CDOR [Line Items]
Non-derivative financial liabilities	12,000
CDOR [member] | Subordinated Notes and Debentures [member] | Interest Rate Benchmarks Subject to IBOR Reform [member]
Disclosure Of Banks Exposure To Financial Instruments Referencing CDOR [Line Items]
Non-derivative financial liabilities	9,000
CDOR [member] | Balances on Demand Deposits [member] | Interest Rate Benchmarks Subject to IBOR Reform [member]
Disclosure Of Banks Exposure To Financial Instruments Referencing CDOR [Line Items]
Non-derivative financial liabilities	5,000
CDOR [member] | Customer's liability under acceptances [member] | Interest Rate Benchmarks Subject to IBOR Reform [member]
Disclosure Of Banks Exposure To Financial Instruments Referencing CDOR [Line Items]
Non-derivative financial assets	12,000
CDOR [member] | Loans [member] | Interest Rate Benchmarks Subject to IBOR Reform [member]
Disclosure Of Banks Exposure To Financial Instruments Referencing CDOR [Line Items]
Non-derivative financial assets	2,000
CDOR [member] | Debt securities at amortized cost [member] | Interest Rate Benchmarks Subject to IBOR Reform [member]
Disclosure Of Banks Exposure To Financial Instruments Referencing CDOR [Line Items]
Non-derivative financial assets	2,000
CDOR [member] | Hedging Interest Rate Risk [member] | Interest Rate Benchmarks Subject to IBOR Reform [member]
Disclosure Of Banks Exposure To Financial Instruments Referencing CDOR [Line Items]
Notional amount of derivatives	124,000
CDOR [member] | Hedging Foreign Exchange Risk [member] | Interest Rate Benchmarks Subject to IBOR Reform [member]
Disclosure Of Banks Exposure To Financial Instruments Referencing CDOR [Line Items]
Notional amount of derivatives	$ 98,000